Identifiable Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Summary of Identifiable Intangible Assets with Finite Useful Lives

Changes in the carrying value of the Company’s identifiable intangible assets with finite useful lives are summarized below.

	Year ended December 31, 2020			Year ended December 31, 2019
	Cost	Accumulated amortization	Carrying value	Cost	Accumulated amortization	Carrying value
	$	$	$	$	$	$
Balances – Beginning of the year	31,422	(31,382)	40	32,643	(32,581)	62
Additions	34	—	34	—	—	—
Retirement	—	—	—	(466)	466	—
Recurring amortization expense	—	(20)	(20)	—	(20)	(20)
Impact of foreign exchange rate changes	3,564	(3,559)	5	(755)	753	(2)
Balances – End of the year	35,020	(34,961)	59	31,422	(31,382)	40